Income Taxes - Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes (benefit) at Federal statutory rate, Amount			$ (1,547)	$ (1,378)
State taxes, net of Federal tax benefit, Amount			(218)	(146)
Officer's life insurance, Amount			(747)
Other, net, Amount			191	(66)
Total income tax benefit	$ 49	$ (266)	$ (2,321)	$ (1,590)
Income taxes (benefit) at Federal statutory rate, Percentage			(34.00%)	(34.00%)
State taxes, net of Federal tax benefit, Percentage			(4.80%)	(3.60%)
Officer's life insurance, Percentage			(16.40%)
Other, net, Percentage			4.20%	(1.60%)
Total, Percentage			(51.00%)	(39.20%)